Provision for environmental rehabilitation	12 Months Ended
Dec. 31, 2017
Disclosure Of Provision For Environmental Rehabilitation [Abstract]
Disclosure of Provision for environmental rehabilitation [text block]
13.	Provision for environmental rehabilitation

$000	Dec 31, 2017	Dec 31, 2016
Opening balance	55,455	47,581
Unwinding of discount	1,386	1,070
Change in estimates	(1,103)	6,804
At December 31	55,738	55,455

As at December 31, 2017, $27.2 million of the provision relates to Loulo (December 31, 2016: $23.9 million), $19.7 million (2016: $23.9 million) of the provision relates to Tongon, while $8.8 million relates to Gounkoto (2016: $7.7 million). The provisions for rehabilitation costs include estimates for the effect of inflation and changes in estimates and have been discounted to their present value at 2.5% (2016: 2.5%) per annum, being an estimate equivalent to the risk free rate determined with reference to US government bonds with maturity dates comparable to the estimated rehabilitation of the mines. Rehabilitation cash flows are risk adjusted. Limited environmental rehabilitation regulations currently exist in Mali and Côte d’Ivoire to govern the mines, so the directors have based the provisions for environmental rehabilitation on standards set by the World Bank, which require an environmental management plan, an annual environmental report, a closure plan, an up-to-date register of plans of the facility, preservation of public safety on closure, carrying out rehabilitation works and ensuring sufficient funds exist for the closure works. However, it is reasonably possible that the group’s estimate of its ultimate rehabilitation liabilities could change as a result of changes in regulations or cost estimates. The group is committed to rehabilitation of its mines. It makes use of independent environmental consultants for advice and it also uses past experience in similar situations to ensure that the provisions for rehabilitation are adequate. Current LoM plans envisage the expected outflow to occur at the end of the LoM which is 2032 for Loulo, 2021 for Tongon and 2027 for Gounkoto.